Revenues - Schedule of Revenues Disaggregated by Service Lines (Details)	6 Months Ended
	Oct. 31, 2024 JPY (¥)	Oct. 31, 2024 USD ($)	Oct. 31, 2023 JPY (¥)
Schedule of Revenues Disaggregated by Service Lines [Line Items]
TOTAL OPERATING REVENUES	¥ 224,983,635	$ 1,476,755	¥ 54,944,555
Software and system development services [Member]
Schedule of Revenues Disaggregated by Service Lines [Line Items]
OPERATING REVENUES	217,699,635	1,428,944	4,812,000
TOTAL OPERATING REVENUES	217,699,635	1,428,944	4,812,000
Consulting and solution services [Member]
Schedule of Revenues Disaggregated by Service Lines [Line Items]
OPERATING REVENUES	7,284,000	47,811	1,267,620
TOTAL OPERATING REVENUES	7,284,000	47,811	1,267,620
Sale of NFTs [Member]
Schedule of Revenues Disaggregated by Service Lines [Line Items]
OPERATING REVENUES			48,864,935
TOTAL OPERATING REVENUES			¥ 48,864,935